Loans (Details 11) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Total Loans	$ 1,128,409,000	$ 1,082,025,000
Single-Family Residential (Pass)
Term Loans by Origination Prior Year	66,074,000	64,847,000
Term Loans by Origination Year 2019		12,984,000
Term Loans by Origination Year 2020	22,363,000	24,813,000
Term Loans by Origination Year 2021	43,900,000	47,490,000
Term Loans by Origination Year 2022	73,663,000	76,326,000
Term Loans by Origination Year 2023	35,865,000	32,333,000
Term Loans by Origination Year 2024	22,169,000
Revolving Loans	113,067,000	106,962,000
Revolving Loans Converted to Term Loans	0	0
Total Loans	377,101,000	365,755,000
Single-Family Residential (Watch)
Term Loans by Origination Prior Year	1,469,000	1,389,000
Term Loans by Origination Year 2019		89,000
Term Loans by Origination Year 2020	0	0
Term Loans by Origination Year 2021	0	0
Term Loans by Origination Year 2022	0	0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2024	0
Revolving Loans	993,000	860,000
Revolving Loans Converted to Term Loans	0	0
Total Loans	2,462,000	2,338,000
Single-Family Residential (Substandard)
Term Loans by Origination Prior Year	3,467,000	4,342,000
Term Loans by Origination Year 2019		11,000
Term Loans by Origination Year 2020	124	0
Term Loans by Origination Year 2021	0	0
Term Loans by Origination Year 2022	1,000,000	0
Term Loans by Origination Year 2023	31	0
Term Loans by Origination Year 2024	0
Revolving Loans	324,000	379,000
Revolving Loans Converted to Term Loans	0	0
Total Loans	4,946,000	4,732,000
Single-Family Residential [Member]
Term Loans by Origination Prior Year	71,010,000	70,578,000
Term Loans by Origination Year 2019		13,084,000
Term Loans by Origination Year 2020	22,487,000	24,813,000
Term Loans by Origination Year 2021	43,900,000	47,490,000
Term Loans by Origination Year 2022	74,663,000	76,326,000
Term Loans by Origination Year 2023	35,896,000	32,333,000
Term Loans by Origination Year 2024	22,169,000
Revolving Loans	114,384,000	108,201,000
Revolving Loans Converted to Term Loans	0	0
Total Loans	384,509,000	372,825,000
Commercial (Pass)
Term Loans by Origination Prior Year	97,122,000	92,753,000
Term Loans by Origination Year 2019		29,579,000
Term Loans by Origination Year 2020	58,223,000	61,973,000
Term Loans by Origination Year 2021	71,066,000	78,645,000
Term Loans by Origination Year 2022	135,881,000	109,255,000
Term Loans by Origination Year 2023	46,589,000	45,755,000
Term Loans by Origination Year 2024	56,411,000
Revolving Loans	2,296,000	2,158,000
Revolving Loans Converted to Term Loans	0	0
Total Loans	467,588,000	420,118,000
Commercial (Watch)
Term Loans by Origination Prior Year	2,943,000	4,943,000
Term Loans by Origination Year 2019		0
Term Loans by Origination Year 2020	87	116,000
Term Loans by Origination Year 2021	0	0
Term Loans by Origination Year 2022	0	0
Term Loans by Origination Year 2023	0	232,000
Term Loans by Origination Year 2024	0
Revolving Loans	0	0
Revolving Loans Converted to Term Loans	0	0
Total Loans	3,030,000	5,291,000
Commercial (Substandard)
Term Loans by Origination Prior Year	426,000	0
Term Loans by Origination Year 2019		0
Term Loans by Origination Year 2020	400	411,000
Term Loans by Origination Year 2021	0	0
Term Loans by Origination Year 2022	0	0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2024	0
Revolving Loans	0	0
Revolving Loans Converted to Term Loans	0	0
Total Loans	826,000	411,000
Multifamily and Farmland (Pass)
Term Loans by Origination Prior Year	12,186,000	9,851,000
Term Loans by Origination Year 2019		3,158,000
Term Loans by Origination Year 2020	6,055,000	6,624,000
Term Loans by Origination Year 2021	20,638,000	21,512,000
Term Loans by Origination Year 2022	20,786,000	13,286,000
Term Loans by Origination Year 2023	8,455,000	7,987,000
Term Loans by Origination Year 2024	998,000
Revolving Loans	443,000	501,000
Revolving Loans Converted to Term Loans	0	0
Total Loans	69,561,000	62,919,000
Multifamily and Farmland (Watch)
Term Loans by Origination Prior Year	43,000	47,000
Term Loans by Origination Year 2019		0
Term Loans by Origination Year 2020	0	0
Term Loans by Origination Year 2021	0	0
Term Loans by Origination Year 2022	0	0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2024	0
Revolving Loans	0	0
Revolving Loans Converted to Term Loans	0	0
Total Loans	43,000	47,000
Multifamily and Farmland (Substandard)
Term Loans by Origination Prior Year	67,000	76,000
Term Loans by Origination Year 2019		0
Term Loans by Origination Year 2020	0	0
Term Loans by Origination Year 2021	0	0
Term Loans by Origination Year 2022	0	0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2024	0
Revolving Loans	0	0
Revolving Loans Converted to Term Loans	0	0
Total Loans	67,000	76,000
Total Real Estate Loans
Term Loans by Origination Prior Year	187,885,000	182,252,000
Term Loans by Origination Year 2019		47,542,000
Term Loans by Origination Year 2020	93,044,000	100,629,000
Term Loans by Origination Year 2021	142,883,000	158,831,000
Term Loans by Origination Year 2022	265,825,000	270,296,000
Term Loans by Origination Year 2023	120,443,000	126,341,000
Term Loans by Origination Year 2024	120,749,000
Revolving Loans	117,123,000	112,197,000
Revolving Loans Converted to Term Loans	0	0
Total Loans	1,047,952,000	998,088,000
Commercial Loans (Not Secured by Real Estate) (Pass)
Term Loans by Origination Prior Year	11,864,000	12,030,000
Term Loans by Origination Year 2019		2,232,000
Term Loans by Origination Year 2020	1,707,000	2,942,000
Term Loans by Origination Year 2021	3,107,000	4,841,000
Term Loans by Origination Year 2022	6,045,000	14,122,000
Term Loans by Origination Year 2023	11,335,000	9,561,000
Term Loans by Origination Year 2024	9,153,000
Revolving Loans	20,032,000	23,411,000
Revolving Loans Converted to Term Loans	0	0
Total Loans	63,243,000	69,139,000
Commercial Loans (Not Secured by Real Estate) (Watch)
Term Loans by Origination Prior Year	167,000	102,000
Term Loans by Origination Year 2019		57,000
Term Loans by Origination Year 2020	23,000	0
Term Loans by Origination Year 2021	19,000	0
Term Loans by Origination Year 2022	136	0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2024	0
Revolving Loans	1,000	783,000
Revolving Loans Converted to Term Loans	0	0
Total Loans	346,000	942,000
Commercial Loans (Not Secured by Real Estate) (Substandard)
Term Loans by Origination Prior Year	0	0
Term Loans by Origination Year 2019		0
Term Loans by Origination Year 2020	0	0
Term Loans by Origination Year 2021	0	0
Term Loans by Origination Year 2022	223,000	0
Term Loans by Origination Year 2023	25,000	31,000
Term Loans by Origination Year 2024	0
Revolving Loans	0	0
Revolving Loans Converted to Term Loans	0	0
Total Loans	248,000	31,000
Consumer Loans (Not Secured by Real Estate) (Pass)
Term Loans by Origination Prior Year	64,000	58,000
Term Loans by Origination Year 2019		72,000
Term Loans by Origination Year 2020	99,000	222,000
Term Loans by Origination Year 2021	176,000	404,000
Term Loans by Origination Year 2022	666,000	1,352,000
Term Loans by Origination Year 2023	1,232,000	2,262,000
Term Loans by Origination Year 2024	1,777,000
Revolving Loans	2,397,000	2,591,000
Revolving Loans Converted to Term Loans	0	0
Total Loans	6,411,000	6,961,000
Consumer Loans (Not Secured by Real Estate) (Watch)
Term Loans by Origination Prior Year	0	0
Term Loans by Origination Year 2019		0
Term Loans by Origination Year 2020	0	0
Term Loans by Origination Year 2021	0	0
Term Loans by Origination Year 2022	53,000	0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2024	0
Revolving Loans	0	0
Revolving Loans Converted to Term Loans	0	0
Total Loans	53,000	0
Consumer Loans (Not Secured by Real Estate) (Substandard)
Term Loans by Origination Prior Year	8,000	0
Term Loans by Origination Year 2019		0
Term Loans by Origination Year 2020	0	0
Term Loans by Origination Year 2021	0	2,000
Term Loans by Origination Year 2022	0	0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2024	0
Revolving Loans	3,000	3,000
Revolving Loans Converted to Term Loans	0	0
Total Loans	11,000	5,000
Loans (Not Secured by Real Estate)
Term Loans by Origination Prior Year	15,111,000	15,989,000
Term Loans by Origination Year 2019		2,961,000
Term Loans by Origination Year 2020	2,046,000	3,438,000
Term Loans by Origination Year 2021	3,728,000	5,804,000
Term Loans by Origination Year 2022	17,142,000	21,999,000
Term Loans by Origination Year 2023	12,787,000	12,131,000
Term Loans by Origination Year 2024	11,955,000
Revolving Loans	27,683,000	32,656,000
Revolving Loans Converted to Term Loans	0	0
Total Loans	90,452,000	94,978,000
Total Loans
Term Loans by Origination Prior Year	202,996,000	198,241,000
Term Loans by Origination Year 2019		50,503,000
Term Loans by Origination Year 2020	95,090,000	104,067,000
Term Loans by Origination Year 2021	146,611,000	164,635,000
Term Loans by Origination Year 2022	282,967,000	292,295,000
Term Loans by Origination Year 2023	133,230,000	138,472,000
Term Loans by Origination Year 2024	132,704,000
Revolving Loans	144,806,000	144,853,000
Revolving Loans Converted to Term Loans	0	0
Total Loans	1,138,404,000	1,093,066,000
Commercial Loans (Not Secured by Real Estate) (Loss)
Term Loans by Origination Prior Year		0
Term Loans by Origination Year 2019		0
Term Loans by Origination Year 2020		0
Term Loans by Origination Year 2021		0
Term Loans by Origination Year 2022		82,000
Term Loans by Origination Year 2023		0
Revolving Loans		350,000
Total Loans		432,000
Construction and Land Development (Pass)
Term Loans by Origination Prior Year	4,020,000	3,914,000
Term Loans by Origination Year 2019		1,721,000
Term Loans by Origination Year 2020	5,792,000	6,692,000
Term Loans by Origination Year 2021	6,836,000	10,736,000
Term Loans by Origination Year 2022	34,495,000	71,429,000
Term Loans by Origination Year 2023	29,503,000	40,034,000
Term Loans by Origination Year 2024	41,171,000
Revolving Loans	0	1,337,000
Revolving Loans Converted to Term Loans	0	0
Total Loans	121,817,000	135,863,000
Construction and Land Development (Watch)
Term Loans by Origination Prior Year	0	0
Term Loans by Origination Year 2019		0
Term Loans by Origination Year 2020	0	0
Term Loans by Origination Year 2021	443,000	448,000
Term Loans by Origination Year 2022	0	0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2024	0
Revolving Loans	0	0
Revolving Loans Converted to Term Loans	0	0
Total Loans	443,000	448,000
Construction and Land Development (Substandard)
Term Loans by Origination Prior Year	68,000	90,000
Term Loans by Origination Year 2019		0
Term Loans by Origination Year 2020	0	0
Term Loans by Origination Year 2021	0	0
Term Loans by Origination Year 2022	0	0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2024	0
Revolving Loans	0	0
Revolving Loans Converted to Term Loans	0	0
Total Loans	68,000	90,000
Farm Loans (Not Secured by Real Estate) (Pass)
Term Loans by Origination Prior Year	0	27,000
Term Loans by Origination Year 2019		1,000
Term Loans by Origination Year 2020	0	0
Term Loans by Origination Year 2021	50,000	83,000
Term Loans by Origination Year 2022	17,000	42,000
Term Loans by Origination Year 2023	195,000	198,000
Term Loans by Origination Year 2024	53,000
Revolving Loans	86,000	199,000
Revolving Loans Converted to Term Loans	0	0
Total Loans	401,000	550,000
Farm Loans (Not Secured by Real Estate) (Watch)
Term Loans by Origination Prior Year	0	0
Term Loans by Origination Year 2019		0
Term Loans by Origination Year 2020	0	0
Term Loans by Origination Year 2021	0	0
Term Loans by Origination Year 2022	0	0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2024	0
Revolving Loans	0	0
Revolving Loans Converted to Term Loans	0	0
Total Loans	0	0
Farm Loans (Not Secured by Real Estate) (Substandard)
Term Loans by Origination Prior Year	0	0
Term Loans by Origination Year 2019		0
Term Loans by Origination Year 2020	0	0
Term Loans by Origination Year 2021	0	0
Term Loans by Origination Year 2022	0	0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2024	0
Revolving Loans	0	0
Revolving Loans Converted to Term Loans	0	0
Total Loans	0	0
All Other Loans (Not Secured by Real Estate) (Pass)
Term Loans by Origination Prior Year	2,878,000	3,698,000
Term Loans by Origination Year 2019		599,000
Term Loans by Origination Year 2020	217,000	274,000
Term Loans by Origination Year 2021	376,000	474,000
Term Loans by Origination Year 2022	10,002,000	6,401,000
Term Loans by Origination Year 2023	0	79,000
Term Loans by Origination Year 2024	972,000
Revolving Loans	5,164,000	5,256,000
Revolving Loans Converted to Term Loans	0	0
Total Loans	19,609,000	16,781,000
All Other Loans (Not Secured by Real Estate) (Watch)
Term Loans by Origination Prior Year	130,000	74,000
Term Loans by Origination Year 2019		0
Term Loans by Origination Year 2020	0	0
Term Loans by Origination Year 2021	0	0
Term Loans by Origination Year 2022	0	0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2024	0
Revolving Loans	0	63,000
Revolving Loans Converted to Term Loans	0	0
Total Loans	130,000	137,000
All Other Loans (Not Secured by Real Estate) (Substandard)
Term Loans by Origination Prior Year	0	0
Term Loans by Origination Year 2019		0
Term Loans by Origination Year 2020	0	0
Term Loans by Origination Year 2021	0	0
Term Loans by Origination Year 2022	0	0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2024	0
Revolving Loans	0	0
Revolving Loans Converted to Term Loans	0	0
Total Loans	0	0
Construction and Land Development
Term Loans by Origination Prior Year	4,088,000	4,004,000
Term Loans by Origination Year 2019		1,721,000
Term Loans by Origination Year 2020	5,792,000	6,692,000
Term Loans by Origination Year 2021	7,279,000	11,184,000
Term Loans by Origination Year 2022	34,495,000	71,429,000
Term Loans by Origination Year 2023	29,503,000	40,034,000
Term Loans by Origination Year 2024	41,171,000
Revolving Loans	0	1,337,000
Revolving Loans Converted to Term Loans	0	0
Total Loans	122,328,000	136,401,000
Commercial
Term Loans by Origination Prior Year	100,491,000	97,696,000
Term Loans by Origination Year 2019		29,579,000
Term Loans by Origination Year 2020	58,710,000	62,500,000
Term Loans by Origination Year 2021	71,066,000	78,645,000
Term Loans by Origination Year 2022	135,881,000	109,255,000
Term Loans by Origination Year 2023	46,589,000	45,987,000
Term Loans by Origination Year 2024	56,411,000
Revolving Loans	2,296,000	2,158,000
Revolving Loans Converted to Term Loans	0	0
Total Loans	471,444,000	425,820,000
Multifamily and Farmland
Term Loans by Origination Prior Year	12,296,000	9,974,000
Term Loans by Origination Year 2019		3,158,000
Term Loans by Origination Year 2020	6,055,000	6,624,000
Term Loans by Origination Year 2021	20,638,000	21,512,000
Term Loans by Origination Year 2022	20,786,000	13,286,000
Term Loans by Origination Year 2023	8,455,000	7,987,000
Term Loans by Origination Year 2024	998,000
Revolving Loans	443,000	501,000
Revolving Loans Converted to Term Loans	0	0
Total Loans	69,671,000	63,042,000
Commercial Loans (Not Secured by Real Estate)
Term Loans by Origination Prior Year	12,031,000	12,132,000
Term Loans by Origination Year 2019		2,289,000
Term Loans by Origination Year 2020	1,730,000	2,942,000
Term Loans by Origination Year 2021	3,126,000	4,841,000
Term Loans by Origination Year 2022	6,404,000	14,204,000
Term Loans by Origination Year 2023	11,360,000	9,592,000
Term Loans by Origination Year 2024	9,153,000
Revolving Loans	20,033,000	24,544,000
Revolving Loans Converted to Term Loans	0	0
Total Loans	63,837,000	70,544,000
Farm Loans (Not Secured by Real Estate)
Term Loans by Origination Prior Year	0	27,000
Term Loans by Origination Year 2019		1,000
Term Loans by Origination Year 2020	0	0
Term Loans by Origination Year 2021	50,000	83,000
Term Loans by Origination Year 2022	17,000	42,000
Term Loans by Origination Year 2023	195,000	198,000
Term Loans by Origination Year 2024	53,000	0
Revolving Loans	86,000	199,000
Revolving Loans Converted to Term Loans	0	0
Total Loans	401,000	550,000
Consumer Loans (Not Secured by Real Estate)
Term Loans by Origination Prior Year	72,000	58,000
Term Loans by Origination Year 2019		72,000
Term Loans by Origination Year 2020	99,000	222,000
Term Loans by Origination Year 2021	176,000	406,000
Term Loans by Origination Year 2022	719,000	1,352,000
Term Loans by Origination Year 2023	1,232,000	2,262,000
Term Loans by Origination Year 2024	1,777,000
Revolving Loans	2,400,000	2,594,000
Revolving Loans Converted to Term Loans	0	0
Total Loans	6,475,000	6,966,000
All Other Loans (Not Secured by Real Estate)
Term Loans by Origination Prior Year	3,008,000	3,772,000
Term Loans by Origination Year 2019		599,000
Term Loans by Origination Year 2020	217,000	274,000
Term Loans by Origination Year 2021	376,000	474,000
Term Loans by Origination Year 2022	10,002,000	6,401,000
Term Loans by Origination Year 2023	0	79,000
Term Loans by Origination Year 2024	972,000
Revolving Loans	5,164,000	5,319,000
Revolving Loans Converted to Term Loans	0	0
Total Loans	$ 19,739,000	$ 16,918,000